Unaudited interim consolidated statements of financial position - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 259,695	$ 68,894
Other receivables	35,867	6,543
Financial assets at fair value through profit or loss	3,425	0
Prepayments and other assets	11,206	13,793
Total current assets	310,193	89,230
Non-current assets
Property, plant and equipment	357,081	241,102
Right-of-use assets	1,624	1,374
Deferred tax assets	2,595	8
Computer hardware prepayments	41,407	68
Other assets	456	292
Prepayments and other assets	10,247	0
Total non-current assets	413,410	242,844
Total assets	723,603	332,074
Current liabilities
Trade and other payables	24,256	16,644
Lease liabilities	205	192
Income tax	481	32
Employee benefits	4,554	961
Provisions	11,498	6,172
Deferred Revenue	506	0
Total current liabilities	41,500	24,001
Non-current liabilities
Lease liabilities	1,512	1,256
Deferred tax liabilities	3,247	1,365
Employee benefits	104	91
Total non-current liabilities	4,863	2,712
Total liabilities	46,363	26,713
Net assets	677,240	305,361
Equity
Issued capital	1,327,668	965,857
Reserves	5,737	(6,220)
Accumulated losses	(656,165)	(654,276)
Total equity	$ 677,240	$ 305,361